               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 33                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-4025

     Amendment No. 34                                                 [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY MUNICIPAL TRUST
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: October 1, 2001

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on October 1, 2001 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
This filing is being made to extend the date of effectiveness of the
Registrant's Post-Effective Amendment No. 32 to October 1, 2001. The
Post-Effective Amendment originally requested effectiveness as of September 16,
2001.

The following documents are hereby incorporated by reference:

*   Prospectuses for each of the funds under the issuer American Century
    Municipal Trust, filed pursuant to Rule 485(a) on July 19, 2001 (Accession
    No. 0000746458-01-500007).

*   Statements of Additional Information for American Century Municipal Trust,
    filed pursuant to Rule 485(a) on July 19, 2001 (Accession No.
    0000746458-01-500007).

*   Part C to the Registration Statement of American Century Municipal Trust,
    filed pursuant to Rule 485(a) on July 19, 2001 (Accession No.
    0000746458-01-500007).

Registrant is extending  effectiveness of its Registration Statement in order to incorporate comments provided to its advisor by the staff of the Commission.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it has duly caused this  Post-Effective  Amendment  No. 33/Amendment  No.  34 to its  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized,  in the City of Kansas City,  State of Missouri,  on the 14th day of
September, 2001.

                           AMERICAN CENTURY MUNICIPAL TRUST (Registrant)

                           By: /*/William M. Lyons
                               William M. Lyons
                               President, Trustee and
                               Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment No. 33/Amendment No. 34 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                        Date
                                                                        ----
*William M. Lyons                    President, Trustee and        September 14, 2001
---------------------------------    Principal Executive Officer
William M. Lyons

*Maryanne Roepke                     Senior Vice President,        September 14, 2001
---------------------------------    Treasurer and
Maryanne Roepke                      Chief Accounting Officer

*James E. Stowers III                Trustee,                      September 14, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Trustee                       September 14, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Trustee                       September 14, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Trustee                       September 14, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Trustee                       September 14, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Trustee                       September 14, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).